4. INTANGIBLE ASSETS AND ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Intangible Assets
	March 31, 2016
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Customer lists	13.4 years	24,187,452	5,550,708	18,636,744
Non compete agreement	3.9 years	206,000	60,541	145,459
Website	3.7 years	13,920	3,712	10,208
		$24,407,372	$5,614,961	$18,792,411

	December 31, 2015
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Customer lists	13.7 years	$24,187,452	$4,687,090	$19,500,362
Non compete agreement	4.2 years	206,000	50,301	155,699
Website	3.9 years	13,920	3,016	10,904
		$24,407,372	$4,740,407	$19,666,965

	December 31, 2014
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Capitalized software	5.0 years	$434,532	$-	$434,532
Customer list	4.5 years	14,007,452	1,867,660	12,139,792
Loan fees	4.5 years	50,613	11,248	39,365
Non compete agreement	4.5 years	150,000	20,000	130,000
Website	4.9 years	13,920	232	13,688
		$14,656,517	$1,899,140	$12,757,377

Christian Disposal LLC
Aggregate purchase price and assets acquired and liabilities assumed

Cash consideration	$13,008,109
Restricted stock consideration	2,625,000
Convertible Promissory Note	1,250,000
Contingent additional purchase price	1,000,000
Total	$17,883,109

Cash consideration	$13,008,109
Restricted stock consideration	2,625,000
Convertible Promissory Note	1,250,000
Contingent additional purchase price	1,000,000
Total	$17,883,109

Estimated fiar value
Cash	$442,395
Accounts receivable	974,538
Prepaid expense	84,196
Other current assets	53,810
Customer lists intangible assets	8,180,000
Non-competition agreement intangible asset	56,000
Goodwill	5,604,110
Property, Plant, and Equipment	4,640,798
Account payable	(1,001,721)
Deferred revenue	(1,007,525)
Accrued expenses	(106,396)
Capital lease	(37,096)
Total	$17,883,109

Cash	$197,173
Accounts receivable	974,538
Prepaid expense	84,196
Other current assets	53,810
Customer lists intangible assets	8,180,000
Non-competition agreement intangible asset	56,000
Goodwill	5,849,332
Property, plant, and equipment	4,640,798
Account payable	(1,001,721)
Deferred revenue	(1,007,525)
Accrued expenses	(106,396)
Capital lease	(37,096)
Total	$17,883,109

Ridge Landfill LLC [Member]
Estimated fiar value
Cash	$470
Accounts receivable	272,480
Prepaid expense	6,870
Customer lists intangible assets	2,000,000
Landfill permit (including ARO)	3,396,519
Goodwill	1,630,310
Land	1,550,000
Property, Plant, and Equipment	1,090,575
Deferred revenue	(87,218)
Asset retirement obligation - permits	(196,519)
Total	$9,663,487

Eagle Ridge
Estimated fiar value

Cash	$470
Accounts receivable	272,480
Prepaid expense	6,870
Customer lists intangible assets	2,000,000
Landfill permit (including ARO)	3,396,519
Goodwill	1,630,310
Land	1,550,000
Property, Plant, and Equipment	1,090,575
Deferred revenue	(87,218)
Asset retirement obligation - permits	(196,519)
Total	$9,663,487

Pro forma results

		Successor	Predecessor
	Year Ended December 31, 2015	Period from Acquisition May 16, 2014 to December 31, 2014	Period from January 1, 2014 to May 15, 2014
Total Revenue	$28,861,001	$17,872,328	$10,199,328
Net (loss) income	(17,763,377)	(1,581,195)	916,391
Basic net loss per share	$(1.23)	$(0.16)	$-

MWS
Aggregate purchase price and assets acquired and liabilities assumed
Cash consideration	$11,000,000
Estimated value of common stock issued to sellers	1,978,750
Estimated value of preferred stock issued to sellers	7,121,000
Total	$20,099,750

Estimated fiar value
Accounts receivable	$632,322
Prepaid expenses	123,544
Deposits	8,303
Containers	2,710,671
Furniture and equipment	299,450
Trucks	4,243,964
Customer lists	14,007,452
Non-compete agreement	150,000
Accounts payable and accrued expenses	(54,387)
Notes payable	(143,464)
Deferred revenue	(1,878,105)
Total	$20,099,750